Concentrations	12 Months Ended
Dec. 31, 2021
Concentrations Disclosure [Abstract]
CONCENTRATIONS
23.	CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31,
	2021	% of revenue	2020	% of revenue	2019	% of revenue
Company A	$9,611,739	27.3%	$10,237,481	27.3%	$10,314,869	26.7%
Company B	6,636,377	18.9%	7,284,968	19.5%	7,032,721	18.2%
Company C	3,559,424	10.1%	3,296,691	8.8%	4,143,091	10.7%
Company D	4,140,975	11.8%	4,007,021	10.7%	2,831,833	7.3%
	$23,948,515	68.1%	$24,826,161	66.3%	$24,322,514	62.9%

Details of the customers which accounted for 10% or more of trade receivable are as follows:

	As of December 31,
	2021	% account receivable	2020	% account receivable
Company A	$737,264	14.9%	$803,031	14.7%
Company B	718,128	14.5%	708,165	12.9%
Company C	690,906	14.0%	584,928	10.7%
Company D	949,496	19.2%	1,215,095	22.2%
	$3,095,794	62.7%	$3,311,219	60.5%